SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value
Common Stocks—2.3%
Apple Hospitality REIT, Inc.	1,370 $	21,523
Carmila SA	4,200	69,684
Fortune Real Estate Investment Trust	91,600	118,483
Gaming & Leisure Properties, Inc.	4,760	179,500
ICADE	1,342	116,435
Keppel REIT	144,750	130,551
Mapletree Commercial Trust	111,020	167,217
Mapletree Logistics Trust	97,500	109,139
Medical Properties Trust, Inc.	7,910	138,425
MGM Growth Properties LLC, Cl. A	2,620	78,233
New Residential Investment Corp.	7,620	119,558
Park Hotels & Resorts, Inc.	6,130	161,893
Physicians Realty Trust	1,125	19,361
RLJ Lodging Trust	2,390	41,299
Starwood Property Trust, Inc.	6,550	152,157
TPG RE Finance Trust, Inc.	6,430	126,993
Unibail-Rodamco-Westfield	395	52,879
VICI Properties, Inc.	5,860	125,053
Warehouses de Pauw CVA	803	134,081
Welltower, Inc.	1,000	83,120
Total Common Stocks (Cost $1,988,052)		2,145,584

Preferred Stocks—20.1%
Aegon NV, 6.375% Jr. Sub.	6,100	158,905
Allstate Corp. (The), 5.10% Sub. Debs. , Non-Vtg.
[US0003M+316.5][1]	3,400	90,304
Allstate Corp. (The), 5.625% Non-Cum. , Series G, Non-Vtg.	5,975	160,608
Allstate Corp. (The), 6.625% Non-Cum. , Non-Vtg.	5,575	142,274
American Homes 4 Rent, 5.875% Cum. , Series G	4,570	123,618
American International Group, Inc. , 5.85%, Series A, Non-Vtg.	3,800	103,398
Assured Guaranty Municipal Holdings, Inc. , 6.25% Sr. Unsec.	3,200	87,200
AT&T, Inc. , 5.35% Sr. Unsec.	9,875	265,934
AT&T, Inc. , 5.625% Sr. Unsec.	6,100	166,347
Athene Holding Ltd. , 6.35% Non-Cum. , Series A, Non-Vtg.
[US0003M+425.3][1,2]	5,200	142,064
Axis Capital Holdings Ltd. , 5.50% Non-Cum. , Series E	6,100	154,452
Bank of America Corp. , 5.875% Non-Cum. , Series HH, Non-Vtg.	7,200	193,608
Bank of America Corp. , 6.00% Non-Cum. , Series EE, Non-Vtg.	9,375	249,750
Bank of America Corp. , 6.00% Non-Cum. , Series GG, Non-Vtg.	9,375	252,187
Bank of America Corp. , 6.20% Non-Cum. , Series CC, Non-Vtg.	10,275	270,952
Bank of America Corp. , 6.50% Non-Cum. , Series Y, Non-Vtg.	11,175	289,991
Bank of America Corp. , 6.625% Non-Cum. , Series W	8,275	209,523
Bank of America Corp. , 5.375% Non-Cum. , Series KK, Non-Vtg.[2]	10,975	281,399
Bank of New York Mellon Corp. (The), 5.20% Non-Cum.	4,300	109,478
BB&T Corp. , 5.625% Non-Cum. , Series E, Non-Vtg.	9,175	233,137
BB&T Corp. , 5.625% Non-Cv.	10,775	286,938
Capital One Financial Corp. , 5.20% Non-Cum. , Series G, Non-Vtg.	6,875	176,894
Capital One Financial Corp. , 6.00% Non-Cum. , Series H	7,000	187,740
Capital One Financial Corp. , 6.20% Non-Cum. , Non-Vtg.	3,200	83,328

1 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Preferred Stocks (Continued)
Charles Schwab Corp. (The), 5.95% Non-Cum. , Series D, Non-Vtg.	6,100 $	164,700
Charles Schwab Corp. (The), 6.00% Non-Cum. , Series C, Non-Vtg.	4,100	110,864
Citigroup, Inc. , 6.30% Non-Cum. , Series S, Non-Vtg.	7,775	206,115
Citigroup, Inc. , 6.875% Non-Cum. , Series K, Non-Vtg.
[US0003M+413][1]	11,175	318,487
Citigroup, Inc. , 7.125% Non-Cum. , Series J, Non-Vtg.
[US0003M+404][1]	7,000	198,870
CMS Energy Corp. , 5.875% Jr. Sub.	4,675	127,768
Deutsche Bank Contingent Capital Trust V, 8.05% Non-Cum. ,
Non-Vtg.	16,050	406,707
Dominion Energy, Inc. , 5.25% Cum. Jr. Sub. , Series A	6,100	159,698
Duke Energy Corp. , 5.125% Jr. Sub.	3,800	96,330
Duke Energy Corp. , 5.625% Jr. Sub.	3,775	103,171
Duke Energy Corp. , 5.75% Cum. , Series A, Non-Vtg.	7,575	209,449
eBay, Inc. , 6.00% Sr. Unsec.	5,575	150,859
Enbridge, Inc. , 6.375% Sub. , Series B [US0003M+359.3][1]	5,075	135,959
Energy Transfer Operating LP, 7.60% Cum. , Series E
[US0003M+516.1][1]	6,100	151,707
Fifth Third Bancorp, 6.625% Non-Cum. , Non-Vtg. [US0003M+371][1]	3,400	95,778
Ford Motor Co. , 6.20% Sr. Unsec. , Non-Vtg.[2]	5,775	156,733
Goldman Sachs Group, Inc. (The), 6.30% Non-Cum. , Series N,
Non-Vtg.	8,075	219,559
Goldman Sachs Group, Inc. (The), 6.375% Non-Cum. , Series K
[US0003M+355][1]	7,375	210,482
Hartford Financial Services Group, Inc. (The), 7.875% Jr. Sub. , Non-
Vtg. [US0003M+559.6][1]	4,675	133,845
Huntington Bancshares, Inc. , 6.25 Non-Cum. , Non-Vtg.	3,975	104,781
JPMorgan Chase & Co. , 5.75% Non-Cum. , Series DD, Non-Vtg.	14,250	394,867
JPMorgan Chase & Co. , 6.00% Non-Cum. , Series EE, Non-Vtg.	13,675	380,302
JPMorgan Chase & Co. , 6.10% Non-Cum. , Non-Vtg.	13,150	347,686
JPMorgan Chase & Co. , 6.125% Non-Cum. , Series Y, Non-Vtg.	9,750	254,085
JPMorgan Chase & Co. , 6.15% Non-Cum. , Series BB, Non-Vtg.	14,750	393,088
KeyCorp, 5.625% Non-Cum. , Series G, Non-Vtg.[2]	3,400	88,978
KeyCorp, 6.125% Non-Cum. , Series E, Non-Vtg. [US0003M+389.2][1]	3,775	109,852
Legg Mason, Inc. , 5.45% Jr. Sub. , Non-Vtg.	3,800	98,078
MetLife, Inc. , 5.625% Non-Cum. , Series E	5,975	160,429
Morgan Stanley, 5.85% Non-Cum. , Non-Vtg. [US0003M+349.1][1]	9,750	267,832
Morgan Stanley, 6.375% Non-Cum. , Non-Vtg. [US0003M+370.8][1]	11,675	325,265
Morgan Stanley, 6.625% Non-Cum. , Non-Vtg.	3,400	86,972
Morgan Stanley, 6.875% Non-Cum. , Series F [US0003M+394][1]	5,075	141,948
New York Community Bancorp, Inc. , 6.375% Non-Cum. , Series A,
Non-Vtg. [US0003M+382.1][1]	3,975	111,101
NextEra Energy Capital Holdings, Inc. , 5.00% Jr. Sub.	4,500	113,715
NextEra Energy Capital Holdings, Inc. , 5.25% Jr. Sub. , Non-Vtg.	6,675	181,627
NextEra Energy Capital Holdings, Inc. , 5.65% Jr. Sub. , Series N,
Non-Vtg.	5,200	140,920
NiSource, Inc. , 6.50% Cum. , Series B, Non-Vtg. [H15T5Y+363.2][1]	3,775	103,661
NuStar Energy LP, 8.50% Cum. , Series A, Non-Vtg.
[US0003M+676.6][1]	4,175	100,659

2 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Shares	Value
Preferred Stocks (Continued)
PartnerRe Ltd. , 7.25% Cum. , Series H, Non-Vtg.	4,675 $	126,973
PNC Financial Services Group, Inc. (The), 6.125% Non-Cum. , Series
P, Non-Vtg. [US0003M+406.7][1]	13,675	368,131
PPL Capital Funding, Inc. , 5.90% Jr. Sub. , Series B	3,400	86,700
Prudential Financial, Inc. , 5.625% Jr. Sub.	4,500	122,220
Prudential Financial, Inc. , 5.70% Jr. Sub.	5,775	147,493
Prudential Financial, Inc. , 5.75% Jr. Sub.	3,600	92,772
Prudential plc, 6.75% Non-Cum. , Jr. Sub. , Non-Vtg.	3,200	86,816
Public Storage, 4.90% Cum. , Series E, Non-Vtg.	5,200	131,144
Public Storage, 4.95% Cum. , Series D, Non-Vtg.	5,775	146,223
Public Storage, 5.125% Cum. , Series C, Non-Vtg.	3,800	98,952
Public Storage, 5.40% Cum. , Series B, Non-Vtg.	4,875	128,895
Qwest Corp. , 6.50% Sr. Unsec. , Non-Vtg.	7,375	181,720
Qwest Corp. , 6.625% Sr. Unsec.	4,500	115,425
Qwest Corp. , 6.75% Sr. Unsec.	7,375	187,768
Qwest Corp. , 6.875% Sr. Unsec.	3,800	97,280
Regions Financial Corp. , 5.70% Non-Cv. , Series C, Non-Vtg.
[US0003M+314.8][1,2]	3,800	102,372
Regions Financial Corp. , 6.375% Non-Cum. , Non-Vtg.
[US0003M+353.6][1]	4,675	132,303
Reinsurance Group of America, Inc. , 5.75% Sub. Debs. , Non-Vtg.
[US0003M+404][1]	3,775	105,700
SCE Trust IV, 5.375% Jr. Sub. , Series J, Non-Vtg. [US0003M+313.2][1]	3,975	97,070
SCE Trust VI, 5.00% Jr. Sub. , Non-Vtg.	5,575	131,682
Sempra Energy, 5.75% Jr. Sub.[2]	5,775	151,550
Senior Housing Properties Trust, 5.625% Sr. Unsec.	4,625	103,230
Southern Co. (The), 5.25% Jr. Sub.:
, 10/1/76-12/1/77	11,375	301,449
Southern Co. (The), 6.25% Jr. Sub.	5,775	151,767
Stanley Black & Decker, Inc. , 5.75% Jr. Sub. Debs.	5,575	144,393
State Street Corp. , 5.35% Non-Cum. , Series G, Non-Vtg.
[US0003M+370.9][1]	4,875	130,894
State Street Corp. , 5.90% Non-Cum. , Series D, Non-Vtg.
[US0003M+310.8][1]	3,975	106,729
State Street Corp. , 6.00% Non-Cum. , Non-Vtg.	7,375	188,210
Telephone & Data Systems, Inc. , 7.007% Sr. Unsec.	3,975	101,482
US Bancorp, 5.50% Non-Cum. , Series K	4,175	109,844
US Bancorp, 6.50% Non-Cum. , Series F, Non-Vtg. [US000
3M+447.7][1]	12,250	330,995
VEREIT, Inc. , 6.70% Cum. , Non-Vtg.	7,575	194,072
Vornado Realty Trust, 5.40% Cum. , Series L, Non-Vtg.	6,875	173,456
Wells Fargo & Co. , 5.125% Non-Cum. , Series O, Non-Vtg.	10,075	257,114
Wells Fargo & Co. , 5.20% Non-Cum. , Non-Vtg.	11,550	295,565
Wells Fargo & Co. , 5.25% Non-Cum. , Series P, Non-Vtg.	3,600	92,160
Wells Fargo & Co. , 5.50% Non-Cum. , Series S, Non-Vtg.	12,975	333,587
Wells Fargo & Co. , 5.625% Non-Cum. , Non-Vtg.	6,475	170,422
Wells Fargo & Co. , 5.70% Non-Cum. , Non-Vtg.	5,075	133,879
Wells Fargo & Co. , 5.85% Non-Cum. , Series Q, Non-Vtg.
[US0003M+309][1]	4,675	122,392

3 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Preferred Stocks (Continued)
Wells Fargo & Co. , 6.00% Non-Cum. , Series T, Non-Vtg.	6,675 $	170,947
Wells Fargo & Co. , 6.00% Non-Cum. , Series V	4,300	112,144
Wells Fargo & Co. , 6.625% Non-Cum. , Non-Vtg. [US0003M+369][1]	4,675	133,799
Total Preferred Stocks (Cost $18,142,086)		18,380,675
	Principal Amount
U. S. Government Obligation—6.8%
United States Treasury Bond, 4.25%, 11/15/40[3] (Cost $6,149,640)	$4,750,000	6,229,180

Non-Convertible Corporate Bonds and Notes—12.8%
Consumer Discretionary—2.9%
Auto Components—0.1%
Hillman Group, Inc. (The), 6.375% Sr. Unsec. Nts. , 7/15/22[4]	54,000	49,696

Automobiles—0.0%
Ford Motor Credit Co. LLC, 5.596% Sr. Unsec. Nts. , 1/7/22	37,000	39,057

Entertainment—0.2%
AMC Entertainment Holdings, Inc. , 5.75% Sr. Sub. Nts. , 6/15/25	65,000	61,648
Netflix, Inc.:
5.75% Sr. Unsec. Nts. , 3/1/24	35,000	38,019
5.875% Sr. Unsec. Nts. , 11/15/28	60,000	65,925
		165,592

Hotels, Restaurants & Leisure—0.5%
1011778 B. C. ULC/New Red Finance, Inc. , 5.00% Sec. Nts.,
10/15/25[4]	80,000	81,800
Boyd Gaming Corp.:
6.00% Sr. Unsec. Nts. , 8/15/26	15,000	15,731
6.375% Sr. Unsec. Nts. , 4/1/26	22,000	23,292
Codere Finance 2 Luxembourg SA, 7.625% Sr. Sec. Nts. , 11/1/21[4]	15,000	14,981
IRB Holding Corp. , 6.75% Sr. Unsec. Nts. , 2/15/26[4]	37,000	36,908
Melco Resorts Finance Ltd. , 5.625% Sr. Unsec. Nts. , 7/17/27[4]	20,000	20,700
MGM China Holdings Ltd. , 5.875% Sr. Unsec. Nts. , 5/15/26[4]	16,000	16,800
MGM Resorts International:
4.625% Sr. Unsec. Nts. , 9/1/26	96,000	98,880
6.625% Sr. Unsec. Nts. , 12/15/21	4,000	4,340
7.75% Sr. Unsec. Nts. , 3/15/22	13,000	14,556
Scientific Games International, Inc. , 10.00% Sr. Unsec. Nts. , 12/1/22	30,000	31,388
Studio City Finance Ltd. , 7.25% Sr. Unsec. Nts. , 2/11/24[4]	36,000	38,160
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. , 5.50% Sr.
Unsec. Nts. , 3/1/25[4]	54,000	56,768
		454,304

Household Durables—0.4%
Beazer Homes USA, Inc.:
5.875% Sr. Unsec. Nts. , 10/15/27	5,000	4,600
6.75% Sr. Unsec. Nts. , 3/15/25	30,000	29,812
8.75% Sr. Unsec. Nts. , 3/15/22	43,000	44,702
KB Home, 8.00% Sr. Unsec. Nts. , 3/15/20	16,000	16,480

4 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Principal Amount	Value
Household Durables (Continued)
Lennar Corp. :
5.25% Sr. Unsec. Nts. , 6/1/26	$21,000 $	22,395
5.375% Sr. Unsec. Nts. , 10/1/22	57,000	60,990
8.375% Sr. Unsec. Nts. , 1/15/21	4,000	4,310
Meritage Homes Corp.:
6.00% Sr. Unsec. Nts. , 6/1/25	18,000	19,665
7.15% Sr. Unsec. Nts. , 4/15/20	5,000	5,144
Taylor Morrison Communities, Inc. , 5.75% Sr. Unsec. Nts. , 1/15/28[4,5]	27,000	28,012
Taylor Morrison Communities, Inc. /Taylor Morrison Holdings II, Inc. ,
5.875% Sr. Unsec. Nts. , 4/15/23[4]	46,000	48,530
William Lyon Homes, Inc.:
6.00% Sr. Unsec. Nts. , 9/1/23	9,000	9,113
6.625% Sr. Unsec. Nts. , 7/15/27[4]	40,000	40,000
		333,753

Leisure Equipment & Products—0.0%
Mattel, Inc. , 6.75% Sr. Unsec. Nts. , 12/31/25[4]	22,000	23,183

Media—1.4%
Altice Financing SA:
6.625% Sr. Sec. Nts. , 2/15/23[4]	32,000	33,080
7.50% Sr. Sec. Nts. , 5/15/26[4]	46,000	48,300
Altice France SA, 7.375% Sr. Sec. Nts. , 5/1/26[4]	47,000	49,829
Altice Luxembourg SA:
7.75% Sr. Unsec. Nts. , 5/15/22[4]	16,000	16,380
10.50% Sr. Unsec. Nts. , 5/15/27[4]	32,000	33,912
AMC Networks, Inc.:
4.75% Sr. Unsec. Nts. , 8/1/25	22,000	22,467
5.00% Sr. Unsec. Nts. , 4/1/24	44,000	45,252
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% Sr. Unsec. Nts. , 9/1/23	40,000	40,900
5.75% Sr. Unsec. Nts. , 2/15/26[4]	162,000	171,066
CSC Holdings LLC:
5.50% Sr. Unsec. Nts. , 5/15/26[4]	33,000	34,567
6.50% Sr. Unsec. Nts. , 2/1/29[4]	61,000	67,367
7.75% Sr. Unsec. Nts. , 7/15/25[4]	27,000	29,092
10.875% Sr. Unsec. Nts. , 10/15/25[4]	60,000	68,457
Cumulus Media New Holdings, Inc. , 6.75% Sr. Sec. Nts. , 7/1/26[4]	9,000	9,196
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% Sr. Sec. Nts. , 8/15/26[4,5]	37,000	37,676
6.625% Sr. Unsec. Nts. , 8/15/27[4,5]	29,000	29,711
DISH DBS Corp. :
5.875% Sr. Unsec. Nts. , 11/15/24	154,000	143,316
7.875% Sr. Unsec. Nts. , 9/1/19	57,000	57,285
Gray Television, Inc. , 7.00% Sr. Unsec. Nts. , 5/15/27[4]	21,000	23,021
Meredith Corp. , 6.875% Sr. Unsec. Nts. , 2/1/26	85,000	90,312
Nexstar Broadcasting, Inc. , 5.625% Sr. Unsec. Nts. , 8/1/24[4]	39,000	40,609
TV Azteca SAB de CV, 8.25% Sr. Unsec. Nts. , 8/9/24[4]	27,000	26,798

5 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
5.00% Sr. Sec. Nts. , 1/15/25[4]	$55,000 $	57,019
UPCB Finance IV Ltd. , 5.375% Sr. Sec. Nts. , 1/15/25[4]	16,000	16,480
Virgin Media Finance Plc, 6.00% Sr. Unsec. Nts. , 10/15/24[4]	32,000	33,360
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts. , 8/15/26[4]	16,000	16,760
Ziggo BV, 5.50% Sr. Sec. Nts. , 1/15/27[4]	31,000	31,814
		1,274,026

Specialty Retail—0.3%
L Brands, Inc.:
5.625% Sr. Unsec. Nts. , 2/15/22	32,000	33,736
6.75% Sr. Unsec. Nts. , 7/1/36	2,000	1,765
6.875% Sr. Unsec. Nts. , 11/1/35	19,000	17,005
Lithia Motors, Inc. , 5.25% Sr. Unsec. Nts. , 8/1/25[4]	14,000	14,507
Michaels Stores, Inc. , 8.00% Sr. Unsec. Nts. , 7/15/27[4]	45,000	43,706
Murphy Oil USA, Inc. , 5.625% Sr. Unsec. Nts. , 5/1/27	47,000	49,350
Penske Automotive Group, Inc. , 5.50% Sr. Sub. Nts. , 5/15/26	81,000	84,139
		244,208

Textiles, Apparel & Luxury Goods—0.0%
William Carter Co. (The), 5.625% Sr. Unsec. Nts. , 3/15/27[4]	33,000	34,732

Consumer Staples—0.4%
Food & Staples Retailing—0.2%
Albertsons Cos. LLC/Safeway, Inc. /New Albertsons LP/Albertson's LLC:
6.625% Sr. Unsec. Nts. , 6/15/24	57,000	59,707
7.50% Sr. Unsec. Nts. , 3/15/26[4]	32,000	35,420
Par Pharmaceutical, Inc. , 7.50% Sr. Sec. Nts. , 4/1/27[4]	23,000	20,930
US Foods, Inc. , 5.875% Sr. Unsec. Nts. , 6/15/24[4]	44,000	45,265
		161,322

Food Products—0.1%
B&G Foods, Inc. , 5.25% Sr. Unsec. Nts. , 4/1/25	37,000	36,954
Kernel Holding SA, 8.75% Sr. Unsec. Nts. , 1/31/22[4]	29,000	30,920
TreeHouse Foods, Inc. , 6.00% Sr. Unsec. Nts. , 2/15/24[4]	29,000	30,088
		97,962

Household Products—0.1%
Spectrum Brands, Inc. , 5.75% Sr. Unsec. Nts. , 7/15/25	61,000	63,498

Energy—1.9%
Energy Equipment & Services—0.3%
Archrock Partners LP/Archrock Partners Finance Corp. , 6.00% Sr.
Unsec. Nts. , 10/1/22	40,000	40,650
Calfrac Holdings LP, 8.50% Sr. Unsec. Nts. , 6/15/26[4]	16,000	10,880
Dana, Inc. , 5.50% Sr. Unsec. Nts. , 12/15/24	40,000	40,400
Diamond Offshore Drilling, Inc. , 4.875% Sr. Unsec. Nts. , 11/1/43	9,000	5,715
Noble Holding International Ltd. , 7.75% Sr. Unsec. Nts. , 1/15/24	50,000	39,125

6 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
Precision Drilling Corp.:
5.25% Sr. Unsec. Nts. , 11/15/24	$39,000 $	35,685
6.50% Sr. Unsec. Nts. , 12/15/21	37,303	36,930
7.75% Sr. Unsec. Nts. , 12/15/23	2,000	2,020
SESI LLC, 7.125% Sr. Unsec. Nts. , 12/15/21	24,000	17,640
Transocean, Inc. , 7.50% Sr. Unsec. Nts. , 4/15/31	41,000	34,030
Valaris plc, 7.75% Sr. Unsec. Nts. , 2/1/26	51,000	37,485
		300,560

Oil, Gas & Consumable Fuels—1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% Sr. Unsec. Nts. , 9/15/24	26,000	25,155
5.75% Sr. Unsec. Nts. , 1/15/28[4]	63,000	59,141
Antero Resources Corp. , 5.00% Sr. Unsec. Nts. , 3/1/25	42,000	37,792
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. , 6.00%
Sr. Unsec. Nts. , 2/15/25[4]	48,000	49,680
Ascent Resources Utica Holdings LLC/ARU Finance Corp. , 10.00%
Sr. Unsec. Nts. , 4/1/22[4]	47,000	46,647
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp. ,
6.875% Sr. Unsec. Nts. , 2/1/25	60,000	55,800
California Resources Corp. , 8.00% Sec. Nts. , 12/15/22[4]	31,000	21,855
Callon Petroleum Co. :
6.125% Sr. Unsec. Nts. , 10/1/24	63,000	61,899
6.375% Sr. Unsec. Nts. , 7/1/26	14,000	13,720
Centennial Resource Production LLC, 6.875% Sr. Unsec. Nts.,
4/1/27[4]	62,000	60,760
Denbury Resources, Inc.:
5.50% Sr. Sub. Nts. , 5/1/22	8,000	4,200
9.00% Sec. Nts. , 5/15/21[4]	22,000	20,845
Energy Transfer Operating LP, 6.25% [US0003M+402.8] Jr. Sub. Nts
Perpetual Bonds.[1,6]	18,000	17,005
Ensign Drilling, Inc. , 9.25% Sr. Unsec. Nts. , 4/15/24[4]	26,000	25,512
EP Energy LLC/Everest Acquisition Finance, Inc. , 8.00% Sr. Sec. Nts.,
11/29/24[4]	32,000	21,360
Gulfport Energy Corp.:
6.00% Sr. Unsec. Nts. , 10/15/24	36,000	27,896
6.625% Sr. Unsec. Nts. , 5/1/23	15,000	12,638
Jagged Peak Energy LLC, 5.875% Sr. Unsec. Nts. , 5/1/26	54,000	51,570
NuStar Logistics LP, 6.00% Sr. Unsec. Nts. , 6/1/26	51,000	53,735
Oasis Petroleum, Inc. , 6.875% Sr. Unsec. Nts. , 1/15/23	73,000	72,179
Parkland Fuel Corp. , 6.00% Sr. Unsec. Nts. , 4/1/26[4]	47,000	48,704
Parsley Energy LLC/Parsley Finance Corp.:
5.625% Sr. Unsec. Nts. , 10/15/27[4]	59,000	61,213
6.25% Sr. Unsec. Nts. , 6/1/24[4]	42,000	43,628
Petrobras Global Finance BV, 5.75% Sr. Unsec. Nts. , 2/1/29	48,000	51,744
Plains All American Pipeline LP, 6.125% [US0003M+411] Jr. Sub.
Nts Perpetual Bonds.[1,6]	26,000	25,115
QEP Resources, Inc. , 5.625% Sr. Unsec. Nts. , 3/1/26	29,000	25,013
Range Resources Corp. , 4.875% Sr. Unsec. Nts. , 5/15/25	80,000	67,400

7 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
SemGroup Corp. , 6.375% Sr. Unsec. Nts. , 3/15/25		$40,000 $	38,600
SM Energy Co. :
6.125% Sr. Unsec. Nts. , 11/15/22		33,000	32,423
6.625% Sr. Unsec. Nts. , 1/15/27		21,000	18,401
Southwestern Energy Co.:
7.50% Sr. Unsec. Nts. , 4/1/26		32,000	28,160
7.75% Sr. Unsec. Nts. , 10/1/27		22,000	19,202
Sunoco LP/Sunoco Finance Corp. :
4.875% Sr. Unsec. Nts. , 1/15/23		30,000	30,591
6.00% Sr. Unsec. Nts. , 4/15/27		16,000	16,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% Sr. Unsec. Nts. , 2/1/25		51,000	52,795
5.875% Sr. Unsec. Nts. , 4/15/26		18,000	19,075
Tullow Oil plc, 7.00% Sr. Unsec. Nts. , 3/1/25[4]		23,000	23,201
Whiting Petroleum Corp. :
6.25% Sr. Unsec. Nts. , 4/1/23		53,000	52,205
6.625% Sr. Unsec. Nts. , 1/15/26		10,000	9,475
WPX Energy, Inc.:
5.25% Sr. Unsec. Nts. , 9/15/24		67,000	67,670
5.75% Sr. Unsec. Nts. , 6/1/26		12,000	12,375
			1,483,279

Financials—1.7%
Capital Markets—0.2%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%
Sr. Sec. Nts. , 5/1/25[4]		53,000	50,085
MPH Acquisition Holdings LLC, 7.125% Sr. Unsec. Nts. , 6/1/24[4]		79,000	77,022
Prime Security Services Borrower LLC/Prime Finance, Inc. , 9.25%
Sec. Nts. , 5/15/23[4]		33,000	34,733
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. , 6.75% Sr.
Unsec. Nts. , 6/1/25[4]		49,000	50,776
			212,616

Commercial Banks—0.6%
Barclays Bank plc, 7.625% Sub. Nts. , 11/21/22		17,000	18,691
Barclays plc, 7.875% [USSW5+677.2] Jr. Sub. Perpetual Bonds[1,4,6]		16,000	16,684
Clear Channel Worldwide Holdings, Inc. , 9.25% Sr. Sub. Nts.,
2/15/24[4]		74,000	80,475
Credit Agricole SA, 8.125% [USSW5+618.5] Jr. Sub. Nts. Perpetual
Bonds[1,4,6]		39,000	45,289
Eagle Holding Co. II LLC, 7.625% Sr. Unsec. Nts. , 5/15/22[4,7]		47,000	47,470
eG Global Finance plc, 6.75% Sr. Sec. Nts. , 2/7/25[4]		31,000	31,232
Erste Group Bank AG, 6.50% [EUSA5+620.4] Jr. Sub. Nts. Perpetual
Bonds[1,4,6]	EUR	24,000	30,624
Hadrian Merger Sub, Inc. , 8.50% Sr. Unsec. Nts. , 5/1/26[4]		43,000	41,441
JBS Investments GmbH, 7.25% Sr. Unsec. Nts. , 4/3/24[4]		47,000	48,880
Kenan Advantage Group, Inc. (The), 7.875% Sr. Unsec. Nts.,
7/31/23[4]		69,000	62,618
LPL Holdings, Inc. , 5.75% Sr. Unsec. Nts. , 9/15/25[4]		31,000	32,162

8 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Principal Amount	Value
Commercial Banks (Continued)
Royal Bank of Scotland Group plc:
6.125% Sub. Nts. , 12/15/22	$23,000 $	24,739
8.625% [USSW5+759.8] Jr. Sub. Nts. Perpetual Bonds[1,6]	38,000	40,518
Societe Generale SA, 7.375% [USSW5+623.8] Jr. Sub. Nts.
Perpetual Bonds[1,4,6]	20,000	20,875
Standard Chartered plc, 7.50% [USSW5+630.1] Jr. Sub. Nts.
Perpetual Bonds [1,4,6]	17,000	18,054
		559,752

Consumer Finance—0.5%
Ally Financial, Inc.:
5.125% Sr. Unsec. Nts. , 9/30/24	91,000	99,873
8.00% Sr. Unsec. Nts. , 3/15/20	22,000	22,742
HLF Financing Sarl LLC/Herbalife International, Inc. , 7.25% Sr.
Unsec. Nts. , 8/15/26[4]	52,000	51,675
Lions Gate Capital Holdings LLC, 6.375% Sr. Unsec. Nts. , 2/1/24[4]	67,000	70,434
Navient Corp.:
7.25% Sr. Unsec. Nts. , 1/25/22-9/25/23	95,000	103,954
8.00% Sr. Unsec. Nts. , 3/25/20	56,000	57,890
Trivium Packaging Finance BV:
5.50% Sr. Sec. Nts. , 8/15/26[4,5]	15,000	15,506
8.50% Sr. Unsec. Nts. , 8/15/27[4,5]	16,000	16,880
		438,954

Diversified Financial Services—0.0%
MSCI, Inc. , 5.25% Sr. Unsec. Nts. , 11/15/24[4]	15,000	15,520

Insurance—0.0%
Acrisure LLC/Acrisure Finance, Inc. , 8.125% Sr. Sec. Nts. , 2/15/24[4]	8,000	8,575

Real Estate Investment Trusts (REITs)—0.3%
Cirsa Finance International Sarl, 7.875% Sr. Sec. Nts. , 12/20/23[4]	17,000	18,025
Equinix, Inc. , 5.875% Sr. Unsec. Nts. , 1/15/26	48,000	51,090
Iron Mountain US Holdings, Inc. , 5.375% Sr. Unsec. Nts. , 6/1/26[4]	50,000	50,750
Iron Mountain, Inc.:
5.25% Sr. Unsec. Nts. , 3/15/28[4]	13,000	13,130
5.75% Sr. Sub. Nts. , 8/15/24	9,000	9,087
6.00% Sr. Unsec. Nts. , 8/15/23	16,000	16,350
MPT Operating Partnership LP/MPT Finance Corp. , 5.00% Sr. Unsec.
Nts. , 10/15/27	74,000	76,590
SBA Communications Corp.:
4.875% Sr. Unsec. Nts. , 7/15/22-9/1/24	38,000	39,111
		274,133

Real Estate Management & Development—0.1%
Cleaver-Brooks, Inc. , 7.875% Sr. Sec. Nts. , 3/1/23[4]	68,000	63,070

9 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care—1.4%
Health Care Equipment & Supplies—0.1%
Hill-Rom Holdings, Inc. , 5.00% Sr. Unsec. Nts. , 2/15/25[4]	$55,000 $	57,132
Teleflex, Inc. , 4.875% Sr. Unsec. Nts. , 6/1/26	4,000	4,180
		61,312

Health Care Providers & Services—1.0%
Acadia Healthcare Co. , Inc. , 6.50% Sr. Unsec. Nts. , 3/1/24	46,000	47,380
Centene Corp. , 5.375% Sr. Unsec. Nts. , 6/1/26[4]	22,000	23,292
CHS/Community Health Systems, Inc.:
6.25% Sr. Sec. Nts. , 3/31/23	54,000	51,907
8.00% Sr. Sec. Nts. , 3/15/26[4]	28,000	26,915
Encompass Health Corp. , 5.75% Sr. Unsec. Nts. , 9/15/25	43,000	44,935
Envision Healthcare Corp. , 8.75% Sr. Unsec. Nts. , 10/15/26[4]	13,000	9,068
HCA, Inc.:
5.25% Sr. Sec. Nts. , 4/15/25	63,000	69,560
5.375% Sr. Unsec. Nts. , 2/1/25-9/1/26	37,000	40,121
5.50% Sr. Sec. Nts. , 6/15/47	71,000	76,776
5.875% Sr. Unsec. Nts. , 2/15/26	67,000	74,370
7.50% Sr. Unsec. Nts. , 2/15/22	10,000	11,097
MEDNAX, Inc. , 6.25% Sr. Unsec. Nts. , 1/15/27[4]	62,000	61,690
Molina Healthcare, Inc. , 4.875% Sr. Unsec. Nts. , 6/15/25[4]	30,000	30,338
Polaris Intermediate Corp. , 8.50% Sr. Unsec. Nts. , 12/1/22[4,7]	49,000	45,693
RegionalCare Hospital Partners Holdings, Inc. , 8.25% Sr. Sec. Nts.,
5/1/23[4]	24,000	25,568
Surgery Center Holdings, Inc.:
6.75% Sr. Unsec. Nts. , 7/1/25[4]	12,000	10,710
10.00% Sr. Unsec. Nts. , 4/15/27[4]	28,000	27,720
Team Health Holdings, Inc. , 6.375% Sr. Unsec. Nts. , 2/1/25[4]	29,000	23,780
Tenet Healthcare Corp.:
6.00% Sr. Sec. Nts. , 10/1/20	8,000	8,260
6.75% Sr. Unsec. Nts. , 6/15/23	94,000	97,055
8.125% Sr. Unsec. Nts. , 4/1/22	28,000	29,995
WellCare Health Plans, Inc.:
5.25% Sr. Unsec. Nts. , 4/1/25	33,000	34,368
5.375% Sr. Unsec. Nts. , 8/15/26[4]	19,000	20,142
		890,740

Health Care Technology—0.0%
Telenet Finance Luxembourg Notes Sarl, 5.50% Sr. Sec. Nts. , 3/1/28[4]	16,000	16,272

Pharmaceuticals—0.3%
Bausch Health Americas, Inc. , 9.25% Sr. Unsec. Nts. , 4/1/26[4]	26,000	29,120
Bausch Health Cos. , Inc.:
5.50% Sr. Sec. Nts. , 11/1/25[4]	24,000	25,050
5.75% Sr. Sec. Nts. , 8/15/27[4]	10,000	10,550
5.875% Sr. Unsec. Nts. , 5/15/23[4]	5,000	5,055
6.125% Sr. Unsec. Nts. , 4/15/25[4]	39,000	40,012
9.00% Sr. Unsec. Nts. , 12/15/25[4]	112,000	125,490

10 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Principal Amount	Value
Pharmaceuticals (Continued)
Endo Dac/Endo Finance LLC/Endo Finco, Inc. , 6.00% Sr. Unsec. Nts.,
7/15/23[4]	$37,000 $	23,680
Teva Pharmaceutical Finance IV BV, 3.65% Sr. Unsec. Nts. , 11/10/21	32,000	30,600
		289,557

Industrials—1.4%
Aerospace & Defense—0.5%
Bombardier, Inc.:
5.75% Sr. Unsec. Nts. , 3/15/22[4]	14,000	14,367
6.125% Sr. Unsec. Nts. , 1/15/23[4]	39,000	39,683
7.50% Sr. Unsec. Nts. , 3/15/25[4]	67,000	68,382
7.875% Sr. Unsec. Nts. , 4/15/27[4]	20,000	20,300
8.75% Sr. Unsec. Nts. , 12/1/21[4]	11,000	12,031
TransDigm UK Holdings plc, 6.875% Sr. Sub. Nts. , 5/15/26	62,000	63,395
TransDigm, Inc.:
6.25% Sr. Sec. Nts. , 3/15/26[4]	68,000	71,485
6.50% Sr. Sub. Nts. , 7/15/24-5/15/25	31,000	31,999
Triumph Group, Inc.:
5.25% Sr. Unsec. Nts. , 6/1/22	26,000	25,805
7.75% Sr. Unsec. Nts. , 8/15/25	61,000	61,305
		408,752

Airlines—0.0%
Air Canada, 7.75% Sr. Unsec. Nts. , 4/15/21[4]	35,000	37,699

Building Products—0.0%
Masonite International Corp. , 5.375% Sr. Unsec. Nts. , 2/1/28[4]	15,000	15,425

Commercial Services & Supplies—0.3%
Brink's Co. (The), 4.625% Sr. Unsec. Nts. , 10/15/27[4]	44,000	44,880
Hulk Finance Corp. , 7.00% Sr. Unsec. Nts. , 6/1/26[4]	108,000	111,780
IAA, Inc. , 5.50% Sr. Unsec. Nts. , 6/15/27[4]	34,000	35,636
Waste Pro USA, Inc. , 5.50% Sr. Unsec. Nts. , 2/15/26[4]	30,000	30,825
		223,121

Electrical Equipment—0.1%
EnerSys, 5.00% Sr. Unsec. Nts. , 4/30/23[4]	54,000	55,350

Machinery—0.3%
CD&R Waterworks Merger Sub LLC, 6.125% Sr. Unsec. Nts.,
8/15/25[4]	64,000	66,240
EnPro Industries, Inc. , 5.75% Sr. Unsec. Nts. , 10/15/26	38,000	39,330
JB Poindexter & Co. , Inc. , 7.125% Sr. Unsec. Nts. , 4/15/26[4]	84,000	86,100
Mueller Industries, Inc. , 6.00% Sub. Nts. , 3/1/27	58,000	58,217
Titan International, Inc. , 6.50% Sr. Sec. Nts. , 11/30/23[4]	73,000	64,058
		313,945

11 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Road & Rail—0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25% Sr. Unsec. Nts. , 3/15/25[4]	$14,000 $	14,193
6.375% Sr. Unsec. Nts. , 4/1/24[4]	16,000	16,800
		30,993

Trading Companies & Distributors—0.2%
AerCap Global Aviation Trust, 6.50% [US0003M+430] Jr. Sub. Nts.,
6/15/45[1,4]	32,000	34,080
BMC East LLC, 5.50% Sr. Sec. Nts. , 10/1/24[4]	45,000	46,081
H&E Equipment Services, Inc. , 5.625% Sr. Unsec. Nts. , 9/1/25	17,000	17,531
Standard Industries, Inc. , 6.00% Sr. Unsec. Nts. , 10/15/25[4]	31,000	32,589
United Rentals North America, Inc. :
5.25% Sr. Unsec. Nts. , 1/15/30	18,000	18,458
5.50% Sr. Unsec. Nts. , 5/15/27	7,000	7,330
5.875% Sr. Unsec. Nts. , 9/15/26	32,000	34,160
6.50% Sr. Unsec. Nts. , 12/15/26	27,000	29,287
		219,516

Information Technology—0.3%
Communications Equipment—0.2%
CommScope Technologies LLC, 6.00% Sr. Unsec. Nts. , 6/15/25[4]	55,000	50,325
CommScope, Inc.:
6.00% Sr. Sec. Nts. , 3/1/26[4]	24,000	24,383
8.25% Sr. Unsec. Nts. , 3/1/27[4]	35,000	34,606
Hughes Satellite Systems Corp. , 5.25% Sr. Sec. Nts. , 8/1/26	55,000	58,479
		167,793

Electronic Equipment, Instruments, & Components—0.1%
Itron, Inc. , 5.00% Sr. Unsec. Nts. , 1/15/26[4]	34,000	34,807
MTS Systems Corp. , 5.75% Sr. Unsec. Nts. , 8/15/27[4]	22,000	22,660
		57,467

IT Services—0.0%
First Data Corp. , 5.00% Sr. Sec. Nts. , 1/15/24[4]	5,000	5,123

Software—0.0%
Dell International LLC/EMC Corp. , 7.125% Sr. Unsec. Nts. , 6/15/24[4]	49,000	51,818

Materials—1.3%
Chemicals—0.4%
Chemours Co. (The), 7.00% Sr. Unsec. Nts. , 5/15/25	17,000	16,717
Element Solutions, Inc. , 5.875% Sr. Unsec. Nts. , 12/1/25[4]	34,000	34,765
GCP Applied Technologies, Inc. , 5.50% Sr. Unsec. Nts. , 4/15/26[4]	36,000	37,080
Koppers, Inc. , 6.00% Sr. Unsec. Nts. , 2/15/25[4]	37,000	35,150
Nufarm Australia Ltd. /Nufarm Americas, Inc. , 5.75% Sr. Unsec. Nts.,
4/30/26[4]	18,000	17,100
OCI NV, 6.625% Sr. Sec. Nts. , 4/15/23[4]	36,000	37,620
Olin Corp. , 5.625% Sr. Unsec. Nts. , 8/1/29	40,000	41,079
Rayonier AM Products, Inc. , 5.50% Sr. Unsec. Nts. , 6/1/24[4]	52,000	41,860

12 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

	Principal Amount	Value
Chemicals (Continued)
ServiceMaster Co. LLC (The):
5.125% Sr. Unsec. Nts. , 11/15/24[4]	$74,000 $	76,754
7.45% Sr. Unsec. Nts. , 8/15/27	21,000	23,205
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. ,
5.375% Sr. Unsec. Nts. , 9/1/25[4]	25,000	23,781
		385,111

Containers & Packaging—0.1%
Flex Acquisition Co. , Inc. , 7.875% Sr. Unsec. Nts. , 7/15/26[4]	28,000	25,410
Reynolds Group Issuer, Inc. /Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.125% Sr. Sec. Nts. , 7/15/23[4]	3,000	3,060
7.00% Sr. Unsec. Nts. , 7/15/24[4]	100,000	103,437
		131,907

Metals & Mining—0.6%
AK Steel Corp. , 7.625% Sr. Unsec. Nts. , 10/1/21	19,000	18,976
Cleveland-Cliffs, Inc. , 5.75% Sr. Unsec. Nts. , 3/1/25	44,000	44,792
First Quantum Minerals Ltd. , 7.50% Sr. Unsec. Nts. , 4/1/25[4]	62,000	60,915
Freeport-McMoRan, Inc. , 5.40% Sr. Unsec. Nts. , 11/14/34	73,000	70,810
Hudbay Minerals, Inc. , 7.625% Sr. Unsec. Nts. , 1/15/25[4]	46,000	47,898
Novelis Corp. , 6.25% Sr. Unsec. Nts. , 8/15/24[4]	23,000	24,151
SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp. , 7.50% Sr. Unsec. Nts. , 6/15/25[4]	82,000	81,586
Taseko Mines Ltd. , 8.75% Sr. Sec. Nts. , 6/15/22[4]	55,000	53,281
Teck Resources Ltd. , 6.125% Sr. Unsec. Nts. , 10/1/35	34,000	38,937
United States Steel Corp. , 6.875% Sr. Unsec. Nts. , 8/15/25	71,000	69,403
Vedanta Resources plc, 6.375% Sr. Unsec. Nts. , 7/30/22[4]	27,000	26,973
		537,722

Paper & Forest Products—0.2%
Mercer International, Inc.:
5.50% Sr. Unsec. Nts. , 1/15/26	12,000	11,565
6.50% Sr. Unsec. Nts. , 2/1/24	38,000	38,523
7.75% Sr. Unsec. Nts. , 12/1/22	2,000	2,057
Norbord, Inc. , 5.75% Sr. Sec. Nts. , 7/15/27[4]	32,000	32,389
Schweitzer-Mauduit International, Inc. , 6.875% Sr. Unsec. Nts.,
10/1/26[4]	56,000	57,400
		141,934

Telecommunication Services—1.1%
Diversified Telecommunication Services—0.7%
Altice France SA, 6.25% Sr. Sec. Nts. , 5/15/24[4]	22,000	22,798
CenturyLink, Inc.:
6.45% Sr. Unsec. Nts. , Series S, 6/15/21	43,000	45,206
7.50% Sr. Unsec. Nts. , Series Y, 4/1/24	57,000	62,540
Cincinnati Bell, Inc.:
7.00% Sr. Unsec. Nts. , 7/15/24[4]	33,000	28,380
8.00% Sr. Unsec. Nts. , 10/15/25[4]	5,000	4,187
Frontier Communications Corp. , 8.00% Sr. Sec. Nts. , 4/1/27[4]	54,000	56,481

13 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Hughes Satellite Systems Corp. , 7.625% Sr. Unsec. Nts. , 6/15/21	$29,000 $	31,207
Intelsat Jackson Holdings SA:
5.50% Sr. Unsec. Nts. , 8/1/23	87,000	80,584
8.00% Sr. Sec. Nts. , 2/15/24[4]	14,000	14,579
8.50% Sr. Unsec. Nts. , 10/15/24[4]	31,000	31,081
Level 3 Financing, Inc.:
5.25% Sr. Unsec. Nts. , 3/15/26	22,000	22,962
5.375% Sr. Unsec. Nts. , 5/1/25	39,000	40,267
Oztel Holdings SPC Ltd. , 5.625% Sr. Sec. Nts. , 10/24/23[4]	30,000	31,159
Telecom Italia Capital SA:
6.375% Sr. Unsec. Nts. , 11/15/33	4,000	4,221
7.20% Sr. Unsec. Nts. , 7/18/36	30,000	33,600
T-Mobile USA, Inc.:
6.375% Sr. Unsec. Nts. , 3/1/25	28,000	29,085
6.50% Sr. Unsec. Nts. , 1/15/26	114,000	121,661
UPC Holding BV, 5.50% Sr. Sec. Nts. , 1/15/28[4]	15,000	15,338
		675,336

Wireless Telecommunication Services—0.4%
Sprint Capital Corp. , 8.75% Sr. Unsec. Nts. , 3/15/32	24,000	29,910
Sprint Communications, Inc. , 11.50% Sr. Unsec. Nts. , 11/15/21	21,000	24,675
Sprint Corp.:
7.25% Sr. Unsec. Nts. , 9/15/21	91,000	97,939
7.625% Sr. Unsec. Nts. , 2/15/25-3/1/26	25,000	27,931
7.875% Sr. Unsec. Nts. , 9/15/23	135,000	150,356
		330,811

Utilities—0.4%
Electric Utilities—0.0%
Calpine Corp. , 5.50% Sr. Unsec. Nts. , 2/1/24	31,000	31,116

Gas Utilities—0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. , 5.875% Sr. Unsec.
Nts. , 8/20/26	29,000	30,885
Ferrellgas LP/Ferrellgas Finance Corp. :
6.50% Sr. Unsec. Nts. , 5/1/21	37,000	32,745
6.75% Sr. Unsec. Nts. , 6/15/23	7,000	6,090
Suburban Propane Partners LP/Suburban Energy Finance Corp. ,
5.50% Sr. Unsec. Nts. , 6/1/24	94,000	96,350
		166,070

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. , 5.50% Sr. Unsec. Nts. , 4/15/25	22,000	22,880
Calpine Corp. , 5.375% Sr. Unsec. Nts. , 1/15/23	29,000	29,290
NRG Energy, Inc.:
5.25% Sr. Unsec. Nts. , 6/15/29[4]	27,000	28,480
6.625% Sr. Unsec. Nts. , 1/15/27	37,000	39,588

14 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

Principal Amount		Value
Independent Power and Renewable Electricity Producers (Continued)
NRG Energy, Inc. : (Continued)
7.25% Sr. Unsec. Nts. , 5/15/26	$17,000	$18,417
		138,655
Total Non-Convertible Corporate Bonds and Notes (Cost $11,689,777)		11,681,337

Convertible Corporate Bonds and Notes—0.0%
Colony Capital, Inc. , 3.875% Cv. Sr. Unsec. Nts. , 1/15/21	2,000	1,970
Colony Financial, Inc. , 5.00% Cv. Sr. Unsec. Nts. , 4/15/23	19,000	18,453
Total Convertible Corporate Bonds and Notes (Cost $20,328)		20,423
	Shares
Structured Securities—5.5%
Morgan Stanley Finance LLC, iShares US Real Estate ETF Equity
Linked Nts. , 8/27/19[4]	2,500,000	2,500,000
Royal Bank of Canada, iShares US Real Estate ETF Equity Linked
Nts. , 9/9/19[4,5]	2,500,000	2,503,250
Total Structured Securities (Cost $5,000,000)		5,003,250

Investment Companies—50.0%
ETRACS Alerian MLP Infrastructure Index Exchange Traded Note	476,163	10,423,208
Invesco Oppenheimer Institutional Government Money Market Fund,
2.29%[8]	1,203,417	1,203,417
Invesco Oppenheimer Senior Floating Rate Fund[9]	2,095,254	16,238,219
iShares JP Morgan USD Emerging Markets Bond Exchange Traded Fund	133,900	15,221,752
OFI Carlyle Private Credit Fund[9]	265,164	2,569,442
Total Investment Companies (Cost $46,553,929)		45,656,038
Total Investments, at Value (Cost $89,543,812)	97.5%	89,116,487
Net Other Assets (Liabilities)	2.5	2,265,855
Net Assets	100.0%	$91,382,342

Footnotes to Statement of Investments
1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
2. Non-income producing security.
3. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,681,223.
4. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the
1933 Act, typically to qualified institutional buyers.The aggregate value of these securities at July 31, 2019 was
$10,926,337, which represented 11.96% of the Fund’s Net Assets.
5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
6. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
7. Interest or dividend is paid-in-kind, when applicable.
8. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

15 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
9. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross		Gross	Shares
	October 31, 2018	Additions		Reductions	July 31, 2019
Investment Company
OFI Carlyle Private Credit Fund	—	265,165		—	265,165
Invesco Oppenheimer Preferred
Securities & Income Fund	—	454,369		454,369	—
Invesco Oppenheimer Emerging
Markets Local Debt Fund	—	195,730		195,730	—
Invesco Oppenheimer Global High
Yield Fund	1,013,786	14,703		1,028,489	—
Invesco Oppenheimer Macquarie
Global Infrastructure Fund	—	414,349		414,349	—
Invesco Oppenheimer Master
Event-Linked Bond Fund	895,202	—		895,202	—
Invesco Oppenheimer Senior
Floating Rate Fund	2,504,265	101,881		510,892	2,095,254

					Change in
				Realized	Unrealized
	Value	Income		Gain (Loss)	Gain (Loss)
Investment Company
OFI Carlyle Private Credit Fund	$2,569,442	$165,229		$—	$(95,789)
Invesco Oppenheimer Preferred
Securities & Income Fund	—	48,472		96,532	—
Invesco Oppenheimer Emerging
Markets Local Debt Fund	—	35,162		53,105	—
Invesco Oppenheimer Global High
Yield Fund, Cl. I	—	138,349		(578,287)	472,702
Invesco Oppenheimer Macquarie
Global Infrastructure Fund	—	52,325		439,152	—
Invesco Oppenheimer Master
Event-Linked Bond Fund	—	561,694	[a]	(2,250,970)[a]	1,462,336 [a]

Invesco Oppenheimer Senior
Floating Rate Fund	16,238,219	796,790		(198,411)	(574,238)
Total	$18,807,661	$1,798,021		$(2,438,879)	$1,265,011
a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$82,466,646	92.5%
Canada	3,488,119	3.9
Bermuda	423,489	0.5
Singapore	406,908	0.5
France	377,789	0.4
United Kingdom	363,464	0.4
Luxembourg	299,721	0.3

16 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

Geographic Holdings (Continued)						Value	Percent
Netherlands				$292,542			0.3%
Belgium				150,353			0.2
Hong Kong				139,183			0.2
New Zealand				106,498			0.1
Ireland						83,760	0.1
Germany						57,019	0.1
Macau						54,960	0.1
Brazil						51,744	0.1
China						50,085	0.1
Italy						37,821	0.1
Cayman Islands						34,030	0.1
Oman						31,159	0.0
Ukraine						30,920	0.0
Austria						30,624	0.0
Israel						30,600	0.0
India						26,973	0.0
Mexico						26,798	0.0
Ghana						23,201	0.0
Australia						17,100	0.0
Spain						14,981	0.0
Total				$89,116,487			100.0%

Futures Contracts as of July 31, 2019
							Unrealized
		Expiration	Number Notional Amount				Appreciation/
Description	Buy/Sell	Date	of Contracts	(000	's)	Value	(Depreciation)
E-Mini Russell
2000 Index	Buy	9/20/19	29	USD 2,263 $		2,286,215	$23,703
FTSE 100 Index	Buy	9/20/19	47	GBP 4,262		4,307,043	45,199
Hang Seng Index	Buy	8/29/19	15	HKD 2,693		2,659,345	(33,261)
S&P 500 E-Mini
Index	Buy	9/20/19	25	USD 3,752		3,727,813	(24,616)
Stoxx Europe 50
Index	Buy	9/20/19	96	EUR 3,710		3,679,137	(30,822)
Topix Index	Buy	9/12/19	22	JPY 3,184		3,166,835	(17,229)
							$(37,026)

Glossary:
Definitions
EUSA5	EUR Swap Annual 5 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
S&P	Standard & Poor's
US0003M	ICE LIBOR USD 3 Month
USSW5	USD Swap Semi 30/360 5 Year

17 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2019 Unaudited

1. Securities Valuation
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks	$1,247,115$	898,469$	— $	2,145,584
Preferred Stocks	18,380,675	—	—	18,380,675
U. S. Government Obligation	—	6,229,180	—	6,229,180
Non-Convertible Corporate Bonds
and Notes	—	11,681,337	—	11,681,337
Convertible Corporate Bonds and
Notes	—	20,423	—	20,423
Structured Securities	—	5,003,250	—	5,003,250
Investment Companies	43,086,596	2,569,442	—	45,656,038
Total Investments, at Value	$62,714,386$	26,402,101$	— $	89,116,487
Other Financial Instruments:
Futures contracts	$68,902$	— $	— $	68,902
Total Assets	$62,783,288$	26,402,101$	— $	89,185,389

Liabilities Table
Other Financial Instruments:
Futures contracts	$(105,928) $	— $	— $	(105,928)
Total Liabilities	$(105,928) $	— $	— $	(105,928)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

18 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET INCOME FUND